Segment information (Tables)	12 Months Ended
Jun. 30, 2026
Segment information
Schedule of segment information

	Southern Africa				International
	Energy and Chemicals				Chemicals		Business	Consolidation
	Mining	Gas	Fuels	Chemicals Africa	America	Eurasia	support	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2026
Income statement
External turnover[1]	4	7 998	122 075	59 862	40 290	41 889	—	—	272 118
Segment turnover	29 309	12 300	125 274	62 527	40 883	42 324	—	(40 499)	272 118
Intersegmental turnover	(29 305)	(4 302)	(3 199)	(2 665)	(593)	(435)	—	40 499	—
Materials, energy and consumables used[2]	(9 770)	(3 360)	(80 593)	(33 818)	(20 700)	(29 606)	(158)	39 973	(138 032)
Selling and distribution costs	—	—	(43)	(4 671)	(3 269)	(1 511)	—	26	(9 468)
Maintenance expenditure	(4 498)	(343)	(3 926)	(3 699)	(1 992)	(1 130)	(535)	1 260	(14 863)
Employee-related expenditure	(6 941)	(914)	(5 232)	(6 524)	(3 849)	(6 441)	(7 060)	174	(36 787)
Depreciation and amortisation	(1 055)	(1 353)	(702)	(5 845)	(2 840)	(1 334)	(473)	—	(13 602)
Other expenses and income	(3 290)	(1 186)	(6 579)	(6 697)	(4 278)	(367)	6 896	(934)	(16 435)
Equity accounted profits/(losses), net of tax	1	399	(436)	224	—	—	(109)	—	79
Remeasurement items affecting operating profit (refer note 8)	(42)	(4 331)	(7 860)	(4 836)	142	(450)	57	—	(17 320)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	3 714	1 212	19 903	(3 339)	4 097	1 485	(1 382)	—	25 690
Statement of Financial Position
Additions to non-current assets[3]	4 143	1 832	5 417	5 898	1 906	1 221	455	—	20 872
1	Mining’s external turnover is net of royalties paid on both external and intersegmental sales.
2	An amount of R110,6 billion relating to the cost of raw materials is included in the Materials, energy and consumables used.

The current year consists of Mining (R8,2 billion), Gas (R3,4 billion), Fuels (R69,6 billion), Chemicals Africa (R25,3 billion), Chemicals America (R16,8 billion), Chemicals Eurasia (R26,4 billion) and Business Support (R0,1 billion) less a consolidation adjustment (R39,2 billion).

3Excludes capital project related payables, equity accounted investments and deferred tax assets.

	Southern Africa				International
	Energy and Chemicals				Chemicals		Business	Consolidation
	Mining	Gas	Fuels	Chemicals Africa	America	Eurasia	support	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2025
Income statement
External turnover	3 640	8 421	96 026	60 716	38 246	42 047	—	—	249 096
Segment turnover	30 373	13 133	98 419	63 528	38 703	42 571	—	(37 631)	249 096
Intersegmental turnover	(26 733)	(4 712)	(2 393)	(2 812)	(457)	(524)	—	37 631	—
Materials, energy and consumables used¹	(9 965)	(3 493)	(70 247)	(32 798)	(19 278)	(30 308)	(168)	37 116	(129 141)
Selling and distribution costs	—	—	(28)	(4 322)	(3 679)	(1 584)	–	34	(9 579)
Maintenance expenditure	(4 602)	(286)	(4 064)	(3 751)	(2 586)	(1 028)	(576)	1 369	(15 524)
Employee-related expenditure	(6 854)	(732)	(4 758)	(5 969)	(4 648)	(6 177)	(6 389)	229	(35 298)
Depreciation and amortisation	(1 426)	(1 179)	(1 015)	(5 361)	(2 988)	(1 555)	(478)	—	(14 002)
Other expenses and income	(3 531)	(88)	(2 300)	(5 631)	(3 849)	(946)	8 751	(1 117)	(8 711)
Equity accounted (losses)/profits, net of tax	1	489	976	218	—	—	(61)	—	1 623
Remeasurement items affecting operating profit (refer note 8)	(42)	(4 796)	(11 761)	(905)	(9)	(2 184)	52	—	(19 645)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	3 954	3 048	5 222	5 009	1 666	(1 211)	1 131	—	18 819
Statement of Financial Position
Additions to non-current assets²	3 573	3 481	7 315	6 863	2 332	1 548	301	—	25 413
1	An amount of R103 billion relating to the cost of raw materials is included in the Materials, energy and consumables used.

The current year consists of Mining (R8,5 billion), Gas (R3,5 billion), Fuels (R59,7 billion), Chemicals Africa (R25 billion), Chemicals America (R15,7 billion), Chemicals Eurasia (R26,6 billion) and Business Support (R0,1 billion) less a consolidation adjustment (R36,2 billion).

2Excludes capital project related payables and equity accounted investments.

	Southern Africa				International
	Energy and Chemicals				Chemicals		Business	Consolidation
	Mining	Gas	Fuels	Chemicals Africa	America	Eurasia	support	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2024
Income statement
External turnover	3 874	8 014	116 256	63 829	41 424	41 714	—	—	275 111
Segment turnover	28 876	12 158	118 864	66 883	41 805	42 201	—	(35 676)	275 111
Intersegmental turnover	(25 002)	(4 144)	(2 608)	(3 054)	(381)	(487)	—	35 676	—
Materials, energy and consumables used¹	(9 401)	(4 097)	(76 483)	(30 038)	(21 899)	(30 974)	(182)	35 117	(137 957)
Selling and distribution costs	—	—	(44)	(4 771)	(3 936)	(1 673)	—	30	(10 394)
Maintenance expenditure	(4 214)	(329)	(4 089)	(3 492)	(2 792)	(1 189)	(710)	1 369	(15 446)
Employee-related expenditure	(6 851)	(750)	(4 801)	(5 721)	(4 843)	(6 213)	(6 564)	278	(35 465)
Depreciation and amortisation	(1 532)	(665)	(1 115)	(5 018)	(4 905)	(1 930)	(479)	—	(15 644)
Other expenses and income	(3 684)	(1 031)	(5 314)	(6 459)	(4 953)	(345)	9 050	(1 118)	(13 854)
Equity accounted profits, net of tax	(1)	463	1 173	143	—	—	(20)	—	1 758
Remeasurement items affecting operating profit (refer note 8)	17	954	(9 244)	(5 237)	(59 686)	(2 265)	47	—	(75 414)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	3 210	6 703	18 947	6 290	(61 209)	(2 388)	1 142	—	(27 305)
Statement of Financial Position
Additions to non-current assets²	2 954	6 492	8 671	7 548	1 762	2 062	670	—	30 159
1	An amount of R114,9 billion relating to the cost of raw materials is included in the Materials, energy and consumables used.

The current year consists of Mining (R8,2 billion), Gas (R4,1 billion), Fuels (R67,6 billion), Chemicals Africa (R23,5 billion), Chemicals America (R18,6 billion), Chemicals Eurasia (R27,2 billion) and Business Support (R0,1 billion) less a consolidation adjustment (R34,4 billion).

2	Excludes capital project related payables and equity accounted investments.

Schedule of geographic segmentation

	South
	Africa	Mozambique	United States	Europe	Rest of World	Total
	Rm	Rm	Rm	Rm	Rm	Rm
2026
External turnover¹	139 061	1 205	41 120	45 661	45 071	272 118
Earnings/(loss) before interest and tax (EBIT/(LBIT))²	22 128	(484)	4 111	505	(570)	25 690
Tax paid	3 690	1 011	37	846	40	5 624
Non-current assets³	70 343	18 801	68 867	13 368	8 121	179 500
2025
External turnover¹	119 000	1 053	39 167	47 158	42 718	249 096
Earnings/(loss) before interest and tax (EBIT/(LBIT))²	16 648	(1 717)	2 354	(2 417)	3 951	18 819
Tax paid	5 352	1 323	11	475	132	7 293
Non-current assets³	69 763	22 901	75 022	14 763	10 066	192 515
2024
External turnover¹	137 903	1 091	43 374	50 044	42 699	275 111
(Loss)/earnings before interest and tax ((LBIT)/EBIT)²	28 109	738	(58 891)	(834)	3 573	(27 305)
Tax paid	7 939	2 536	12	400	45	10 932
Non-current assets³	69 729	25 090	77 217	17 136	10 984	200 156
1	The analysis of turnover is based on the location of the customer.
2	Includes equity accounted profits and remeasurement items.
3	Excludes deferred tax assets, post-retirement benefit assets and other items not separately disclosed.